Supplement Dated January 16, 2024

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 2, 2024, for the JNL/American Funds Global Growth Fund and the JNL/American Funds New World Fund, please delete all references to and information for Jonathan Knowles.

Effective January 2, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Managers,” for the JNL/American Funds Capital Income Builder Fund, please delete the table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Aline Avzaradel	April 2021	Partner, Capital International Investors, CRMC
Alfonso Barroso	April 2020	Partner, Capital Research Global Investors, CRMC
Grant L. Cambridge	April 2020	Partner, Capital International Investors, CRMC
Charles E. Ellwein	March 2022	Partner, Capital Research Global Investors, CRMC
David A. Hoag	April 2020	Partner, Capital Fixed Income Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC
James B. Lovelace	April 2020	Partner, Capital Research Global Investors, CRMC
Fergus N. MacDonald	April 2020	Partner, Capital Fixed Income Investors, CRMC
Caroline Randall	April 2021	Partner, Capital Research Global Investors, CRMC
William L. Robbins	January 2024	Partner, Capital International Investors, CRMC
Steven T. Watson	August 2018	Partner, Capital International Investors, CRMC
Philip Winston	August 2018	Partner, Capital International Investors, CRMC

Effective January 2, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Managers,” for the JNL/American Funds Global Growth Fund, please delete the table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Paul Flynn	January 2017	Partner, Capital World Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Roz Hongsaranagon	December 2021	Partner, Capital World Investors, CRMC
Piyada Phanaphat	August 2023	Partner, Capital World Investors, CRMC

Effective January 2, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Managers,” for the JNL/American Funds New World Fund, please delete the table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors, CRMC
Bradford F. Freer	January 2017	Partner, Capital Research Global Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Dawid Justus	April 2022	Partner, Capital World Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC
Robert W. Lovelace	April 2020	Partner, Capital International Investors, CRMC
Piyada Phanaphat	April 2021	Partner, Capital World Investors, CRMC

Name:	Joined Fund Management Team In:	Title:
Akira Shiraishi	April 2021	Partner, Capital International Investors, CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors, CRMC
Tomonori Tani	July 2018	Partner, Capital World Investors, CRMC
Lisa Thompson	April 2020	Partner, Capital International Investors, CRMC
Christopher Thomsen	April 2020	Partner, Capital Research Global Investors, CRMC

Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” in the section, “Equity Long/Short Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the third and fourth paragraphs in the entirety and replace with the following:

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund” for the JNL Multi-Manager Alternative Fund, please delete “Subsidiary risk.”

Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please add the following after the second paragraph:

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the JPMorgan EMBI Global Diversified Index with the Bloomberg EM USD Aggregate Index as the Fund's primary benchmark.

Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Western Asset Global Multi-Sector Bond Fund, please delete the third paragraph in the entirety and replace with the following:

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% Bloomberg Global Aggregate Index (Unhedged), 25% JPMorgan Emerging Markets Bond Index Plus, 25% Bloomberg U.S. High Yield 2% Issuer Cap Indexes with the 50% Bloomberg Global Aggregate, 25% Bloomberg EM USD Aggregate, 25% Bloomberg US HY 2% Issuer Cap Indexes as the Fund's secondary benchmark.

Effective January 2, 2024, in the section entitled, “Additional Information About Each Fund,” under, “Portfolio Management of the Master Fund” for the JNL/American Funds Capital Income Builder Fund, after the tenth paragraph please add the following:

William L. Robbins is a Partner of Capital International Investors and has been an investment professional for 32 years in total; 29 with CRMC or its affiliates.

Effective January 2, 2024, in the section entitled, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund” for the JNL/American Funds Global Growth Fund, after the second paragraph please add the following:

Matt Hochstetler is a Partner of Capital World Investors and has been and investment professional for 25 years in total; 10 years with CRMC or its affiliates.

Effective January 2, 2024, in the section entitled, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund” for the JNL/American Funds New World Fund, after the third paragraph please add the following:

Matt Hochstetler is a Partner of Capital World Investors and has been and investment professional for 25 years in total; 10 years with CRMC or its affiliates.

Effective December 15, 2023, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” in the section, “Equity Long/Short Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the fourth and fifth paragraphs in the entirety.

Effective December 15, 2023, in the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund” for the JNL Multi-Manager Alternative Fund, please delete “Subsidiary risk.”

Effective January 1, 2024, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Neuberger Berman Strategic Income Fund, please delete the fifth and sixth paragraphs in the entirety and replace with the following:

Ashok K. Bhatia, CFA, Managing Director, joined the firm in 2017. Mr. Bhatia is the Co-Chief Investment Officer of Fixed Income. He is a lead portfolio manager on multi-sector fixed income strategies and is also a member of the Multi-Asset Class portfolio management team, the Fixed Income Investment Strategy Committee and the firm’s Asset Allocation Committee. Previously, Mr. Bhatia has held senior investment and leadership positions in several asset management firms and hedge funds, including Wells Fargo Asset Management, Balyasny Asset Management, and Stark Investments. He has had investment responsibilities across global fixed income and currency markets. Mr. Bhatia began his career in 1993 as an investment analyst at Morgan Stanley. He received a BA with high honors in Economics from the University of Michigan, Ann Arbor, and an MBA with high honors from the University of Chicago. He has been awarded the Chartered Financial Analyst designation.

Bradley C. Tank, Managing Director, joined the firm in 2002 and is the Co-Chief Investment Officer and Global Head of Fixed Income. He is a member of Neuberger Berman’s Operating, Investment Risk, Asset Allocation Committees and Fixed Income’s Investment Strategy Committee, and leads the Fixed Income Multi-Sector Group. From inception in 2008 through 2015, Mr. Tank was also Chief Investment Officer of Neuberger Berman’s Multi-Asset Class Investment business and remains an important member of that team along with the firm’s other CIOs. From 1990 to 2002, Mr. Tank was director of fixed income for Strong Capital Management in Wisconsin. He was also a member of the Office of the CEO and headed institutional and intermediary distribution. In 1997, he was named “Runner Up” for Morningstar Mutual Fund Manager of the Year. From 1982 to 1990, he was a vice president at Salomon Brothers in the government, mortgage and financial institutions areas. Mr. Tank earned a BBA and an MBA from the University of Wisconsin.

Effective December 15, 2023, in the section entitled, “More About the Funds,” please delete “Restrictions of the Use of Futures Contracts,” in the entirety and replace with the following:

Restrictions on the Use of Futures Contracts. Rule 4.5 under the Commodity Exchange Act (“CEA”) permits the advisers of registered investment companies to rely on an exclusion from registration under the CEA as a commodity pool operator (“CPO”). Among other conditions, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests solely for “bona fide hedging purposes,” or limits its use of commodity interests for non-bona fide hedging purposes to certain minimal amounts.

With respect to each Fund of the Trust, other than the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund, JNAM has filed with the NFA a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA (the “exclusion”). Accordingly, JNAM is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that such a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, JNAM may be required to act in a registered CPO capacity with respect to that Fund. JNAM’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level of the Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Fund holds out its use of commodity interests. The ability of each Fund other than the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indices and interest rates) may be limited by JNAM’s intention to operate the Fund in a manner that would permit JNAM to continue to claim the exclusion, which may adversely affect the Fund’s total return.

Effective December 15, 2023, in the section entitled, “Glossary of Risks,” please delete “Subsidiary risk.”

Effective December 31, 2023, in the section entitled, “Appendix B,” please delete the table for the “Bloomberg Indices” in the entirety and replace with the following:

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Year Government/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Commodity Gold Total Return Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg Emerging Markets USD Aggregate Bond Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/JPMorgan Global Allocation Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. High Yield 2% Issuer Cap Index	JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. Aggregate Bond Index

JNL Aggressive Growth Allocation Fund

JNL Bond Index Fund

JNL Conservative Allocation Fund

JNL Growth Allocation Fund

JNL iShares Tactical Growth Fund

JNL iShares Tactical Moderate Fund

JNL iShares Tactical Moderate Growth Fund

JNL Moderate Allocation Fund

JNL Moderate Growth Allocation Fund

JNL/American Funds Balanced Fund

JNL/American Funds Bond Fund of America Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Total Return Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/Goldman Sachs Managed Aggressive Growth Fund

JNL/Goldman Sachs Managed Conservative Fund

JNL/Goldman Sachs Managed Growth Fund

JNL/Goldman Sachs Managed Moderate Fund

JNL/Goldman Sachs Managed Moderate Growth Fund

JNL/Mellon Bond Index Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PPM America Total Return Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/WMC Balanced Fund

Bloomberg U.S. Credit Bond Index	JNL/PIMCO Investment Grade Credit Bond Fund
Bloomberg U.S. Government Bond Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. TIPS Index	JNL/PIMCO Real Return Fund

This Supplement is dated January 16, 2024.

Supplement Dated January 16, 2024

To The Statement of Additional Information

Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 2, 2024, for the JNL/American Funds Global Growth Fund and the JNL/American Funds New World Fund, please delete all references to and information for Jonathan Knowles.

Effective December 15 ,2023, on page 8, in the section, “Common Types of Investments and Management Practices,” under, “Commodities, Commodities Futures, and Commodity-Linked Notes” please delete the sixth paragraph in the entirety and replace with the following:

The JNL/BlackRock Global Allocation Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/Franklin Templeton Income Fund and JNL/PIMCO Real Return Fund may invest in commodity-linked notes and other commodity derivatives. The JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Commodity Strategy Fund may invest in commodity futures, commodity forwards, commodity swaps, swaps on commodity futures and other commodity derivatives.

Effective December 15 ,2023, on pages 26-27, in the section, “Common Types of Investments and Management Practices,” for “Futures,” under, “Commodity Pool Operator Status,” please delete the first and second paragraphs in the entirety and replace with the following:

Commodity Pool Operator Status. JNAM acts in its capacity as a registered commodity pool operator (“CPO”) with respect to the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund, each of which is a commodity pool under the Commodity Exchange Act (“CEA”). Each of the Sub-Advisers to these Funds either acts in its capacity as a registered commodity trading adviser (“CTA”), relies upon an exemption from CTA registration or does not provide advice relating to trading commodity interests and, accordingly, is not required to be registered as a CTA with respect to each such Fund. A CPO or CTA acting in a registered capacity is subject to a variety of regulatory obligations. In particular, a CPO or CTA is subject to additional CFTC-mandated disclosure, reporting, and recordkeeping obligations with respect to Funds for which it acts in a registered capacity. Compliance by the CPO or CTA with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.

With respect to each Fund of the Trust, other than the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund, JNAM has filed with the NFA a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA (the “exclusion”). Accordingly, JNAM is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that such a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, JNAM may be required to act in a registered CPO capacity with respect to that Fund. JNAM’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level of the Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Fund holds out its use of commodity interests. The ability of each Fund other than the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) may be limited by JNAM’s intention to operate the Fund in a manner that would permit JNAM to continue to claim the exclusion, which may adversely affect the Fund’s total return.

1

Effective December 15 ,2023, on page 33, in the section, “Common Types of Investments and Management Practices,” please delete “Investment in Wholly Owned Subsidiary” in the entirety.

Effective January 1, 2024, on pages 143-144, in the section, “Trustees and Officers of the Trust,” under “Trustee Compensation,” please delete the second paragraph in the entirety and replace with the following:

The Independent Trustees receive $2,500 per day plus lodging and travel expenses (including business airfare) when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars). However, if a Board or Committee meeting is held out of town, the Independent Trustees do not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather receive the greater of $2,500 or the meeting fee.

Effective December 31, 2023, on pages 312-313, in the section, “Licensing Disclosures,” please delete the table for the “Bloomberg Indices” in the entirety and replace with the following:

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Year Government/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Commodity Gold Total Return Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg Emerging Markets USD Aggregate Bond Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/JPMorgan Global Allocation Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. High Yield 2% Issuer Cap Index	JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. Aggregate Bond Index

JNL Aggressive Growth Allocation Fund

JNL Bond Index Fund

JNL Conservative Allocation Fund

JNL Growth Allocation Fund

JNL iShares Tactical Growth Fund

JNL iShares Tactical Moderate Fund

JNL iShares Tactical Moderate Growth Fund

JNL Moderate Allocation Fund

JNL Moderate Growth Allocation Fund

JNL/American Funds Balanced Fund

JNL/American Funds Bond Fund of America Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Total Return Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/Goldman Sachs Managed Aggressive Growth Fund

JNL/Goldman Sachs Managed Conservative Fund

JNL/Goldman Sachs Managed Growth Fund

JNL/Goldman Sachs Managed Moderate Fund

JNL/Goldman Sachs Managed Moderate Growth Fund

JNL/Mellon Bond Index Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PPM America Total Return Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/WMC Balanced Fund

Bloomberg U.S. Credit Bond Index	JNL/PIMCO Investment Grade Credit Bond Fund
Bloomberg U.S. Government Bond Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. TIPS Index	JNL/PIMCO Real Return Fund

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Effective January 2, 2024, on page 319, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for the “AFIS Master Capital Income Builder Fund” in the entirety and replace with the following, which contains information as of December 31, 2023:

AFIS Master Capital Income Builder Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Aline Avzaradel	2	$203.7	5	$1.62	0	$0
Alfonso Barroso	5	$227.9	5	$2.00	0	$0
Grant L. Cambridge	3	$289.9	9	$3.66	113	$12.32
Charles E. Ellwein	4	$220.5	3	$1.35	0	$0
David A. Hoag	7	$413.8	4	$9.42	0	$0
Winnie Kwan	5	$173.5	3	$1.21	1	$0.06
James B. Lovelace	4	$291.3	6	$2.19	0	$0
Fergus N. MacDonald	8	$235.4	4	$1.18	0	$0
Caroline Randall	2	$218.9	3	$0.95	0	$0
William L. Robbins	23	$287.9	4	$1.40	1,466	$2.25
Steven T. Watson	6	$228.1	8	$16.17	759	$25.60
Philip Winston	6	$110.9	11	$6.18	876	$23.67

Effective January 2, 2024, on page 319, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for the “AFIS Master Global Growth Fund” in the entirety and replace with the following, which contains information as of December 31, 2023:

AFIS Master Global Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Patrice Collette	4	$119.4	4	$14.73	1	$0.17
Matt Hochstetler	3	$52.7	1	$0.41	0	$0
Roz Hongsaranagon	2	$60.5	0	$0	0	$0
Piyada Phanaphat	3	$53.5	1	$0.42	0	$0

3

Effective January 2, 2024, on page 320, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for the “AFIS Master New World Fund” in the entirety and replace with the following, which contains information as of December 31, 2023:

AFIS Master New World Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Bradford F. Freer	5	$132.1	1	$0.42	0	$0
Matt Hochstetler	3	$56.5	1	$0.41	0	$0
Dawid Justus	1	$46.0	2	$8.55	0	$0
Carl M. Kawaja	3	$371.4	4	$13.41	0	$0
Winnie Kwan	5	$171.5	3	$1.21	1	$0.06
Robert W. Lovelace	2	$150.7	6	$15.40	17	$6.91
Piyada Phanaphat	1	$46.0	1	$0.42	0	$0
Akira Shiraishi	1	$46.0	3	$1.13	12	$6.21
Kirstie Spence	3	$56.1	7	$4.25	5	$1.5
Tomonori Tani	1	$46.0	1	$0.42	0	$0
Lisa Thompson	4	$61.7	4	$0.80	4	$0.38
Christopher Thomsen	4	$184.3	2	$2.32	1	$0.06

This Supplement is dated January 16, 2024.

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